SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) - Allowance for Doubtful Accounts [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year		$ 0	$ 0
Additions	[1]	0	0
Deductions	[2]	0	0
Other	[3]	0	0
Balance at end of year		$ 0	$ 0

[1]	Includes charges to costs and expenses.
[2]	Deductions for uncollectible accounts receivable includes payments collected and devices recovered from customers.
[3]	Miscellaneous activity.